RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

During the six months ended 30 June 2022, TORM’s transactions with its joint venture producing scrubbers for the TORM fleet covered CAPEX of USD 4.5m in total. The joint venture will continue to assist TORM in installing scrubbers.